Cover	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	MATTEL, INC.
Entity Central Index Key	0000063276
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05647
Entity Tax Identification Number	95-1567322
Entity Address, Address Line One	333 Continental Boulevard
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245-5012
Entity Address, City or Town	El Segundo
City Area Code	310
Local Phone Number	252-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 per share
Trading Symbol	MAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false